Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	6,437,422	5,734,826	5,433,399
Number of options, granted | shares	1,478,191	1,334,759	1,325,531
Number of options, Forfeited and expired | shares	(470,810)	(319,399)	(307,257)
Number of options, Exercised | shares	(1,465,072)	(312,764)	(716,847)
Number of options outstanding, ending balance | shares	5,979,731	6,437,422	5,734,826
Number of options, exercisable | shares	3,328,012	2,812,252	1,650,767
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $ / shares	$ 0.0005	$ 0.0005	0.0005
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	21,588
Number of options, granted | shares		21,588
Number of options, Forfeited and expired | shares	(1,968)
Number of options, Exercised | shares	(131)
Number of options outstanding, ending balance | shares	19,489	21,588
Number of options, exercisable | shares	6,409
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 2,229
Weighted average exercise price per share, Granted | $ / shares		$ 2,229
Weighted average exercise price per share, Forfeited and expired | $ / shares	2,229	2,229
Weighted average exercise price per share, Exercised | $ / shares	2,229	2,229
Weighted average exercise price per share outstanding, ending balance | $ / shares	2,229	2,229
Weighted average exercise price per share, ending balance | $ / shares	2,229
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance | $ / shares	1.98	1.98	1.28
Weighted average exercise price per share, Exercised | $ / shares			1.23
Weighted average exercise price per share outstanding, ending balance | $ / shares	1.98	1.98	1.98
Weighted average exercise price per share, ending balance | $ / shares	$ 1.98	$ 1.98	$ 1.98
Number of options outstanding, beginning balance | shares	17,839	17,839	261,410
Number of options, Exercised | shares			(243,571)
Number of options outstanding, ending balance | shares	17,839	17,839	17,839
Number of options, exercisable | shares	17,839	17,839	17,839